BNY Mellon International Small Cap Fund

Incorporated herein by reference is a supplement to the above-referenced fund’s Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 1, 2020 (SEC Accession No. 0001199348-20-000031).